Receivables	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Receivables
10 Receivables
Receivables from group companies and other receivables have a maturity of less than one year.
Other receivables include an income tax receivable of EUR 134 million (2018: EUR 88 million). Aegon N.V., together with certain of its subsidiaries, is part of a tax grouping for Dutch corporate income tax purposes. The members of the fiscal unit are jointly and severally liable for any taxes receivable or payable by the Dutch tax grouping.